Organization and Business Description (Details) - Schedule of Company’s Subsidiaries	12 Months Ended
Oct. 31, 2022
Caravelle Group Co., Ltd (“Caravelle Group”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 01, 2021
Jurisdiction of Formation	Cayman Islands
Percentage of direct/indirect Economic Ownership	100%
Principal Activities	Investment Holding
SGEX Group Co., Ltd (“SGEX”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 19, 2021
Jurisdiction of Formation	British Virgin Islands (“BVI”)
Percentage of direct/indirect Economic Ownership	100%
Principal Activities	Investment Holding
Topsheen Shipping Group Corporation (“Topsheen Samoa”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 23, 2012
Jurisdiction of Formation	Samoa
Percentage of direct/indirect Economic Ownership	90%
Principal Activities	Transportation service
Topsheen Shipping Singapore Pte. Ltd (“Topsheen Shipping”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Oct. 30, 2015
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	61% owned subsidiary of Topsheen Samoa
Principal Activities	Transportation service
Topsheen Bulk Singapore Pte. Ltd (“Topsheen Bulk”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 16, 2019
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	100% owned subsidiary of Topsheen Shipping
Principal Activities	Transportation service
Singapore Garden Technology Pte. Ltd. (“Garden Technology”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Dec. 06, 2020
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	100%
Principal Activities	Transportation and heating business